Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) (Huale Group Co.Limited) - USD ($)		Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Accrued payroll and welfare payable		$ 1,709	$ 12,882		$ 10,820
VAT and other taxes payable		208	6,380		557
Others	[1]	575,226	501,678		284,241
Accounts Payable, Other Payables and Accruals		$ 577,224	$ 520,940		295,618
Huale Group Co., Ltd ("HGL") [Member]
Accrued payroll and welfare payable				$ 10,383	10,820
VAT and other taxes payable				21	557
Others	[1]			361,990	284,241
Accounts Payable, Other Payables and Accruals				$ 372,394	$ 295,618

[1]	Others primarily consist of rental payable.